Annual Total Returns[BarChart] - Victory THB US Small Opportunities Fund - Class I	2013	2014	2015	2016	2017	2018	2019	2020
Total	52.07%	(7.36%)	(9.75%)	33.04%	10.97%	(6.38%)	12.18%	28.81%